Income taxes - DTA (Detail 3.1) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	$ 31,456	$ 30,324
Valuation allowance	(20,322)	(19,642)
Recognized	11,134	10,682
Deferred tax assets recognized by UBS entities that incurred losses in either the current or preceding year based on projections of future taxable profits	697	426
of which: USA
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Recognized	9,340	9,023
of which: related to other locations
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Recognized	1,794	1,659
Tax loss carry-forwards
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	19,940	19,070
Valuation allowance	(17,663)	(16,078)
Recognized	2,277	2,992
Unused tax credits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	675	95
Valuation allowance	0	0
Recognized	675	95
Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	10,841	11,159
Valuation allowance	(2,659)	(3,564)
Recognized	8,182	7,595
of which: related to real estate costs capitalized for US tax purposes | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	2,971	2,703
Valuation allowance	0	0
Recognized	2,971	2,703
of which: related to compensation and benefits | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	1,984	1,795
Valuation allowance	(503)	(471)
Recognized	1,482	1,324
of which: related to cash flow hedges | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	529	765
Valuation allowance	0	(139)
Recognized	529	626
of which: other | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	5,358	5,896
Valuation allowance	(2,156)	(2,954)
Recognized	$ 3,201	$ 2,942